Document and Entity Information Document	Oct. 27, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity Registrant Name	JOHNSON CONTROLS INTERNATIONAL PLC
Entity Incorporation, State or Country Code	L2
Entity File Number	001-13836
Entity Tax Identification Number	98-0390500
Entity Address, Address Line One	One Albert Quay.
Entity Address, City or Town	Cork
Entity Address, Country	IE
Entity Address, Postal Zip Code	T12 X8N6
City Area Code	(353)
Local Phone Number	21-423-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000833444
Amendment Flag	false
Ordinary Shares, Par Value 0.01 [Member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, Par Value $0.01
Trading Symbol	JCI
Security Exchange Name	NYSE
Notes 0.375 Percent Due 2027
Document Information [Line Items]
Title of 12(b) Security	0.375% Senior Notes due 2027
Trading Symbol	JCI27
Security Exchange Name	NYSE
Notes 3.000 Percent Due 2028
Document Information [Line Items]
Title of 12(b) Security	3.000% Senior Notes due 2028
Trading Symbol	JCI28
Security Exchange Name	NYSE
Notes 1.750 Percent Due 2030
Document Information [Line Items]
Title of 12(b) Security	1.750% Senior Notes due 2030
Trading Symbol	JCI30
Security Exchange Name	NYSE
Sustainability-Linked Notes 2.000% due 2031
Document Information [Line Items]
Title of 12(b) Security	2.000% Sustainability-Linked Senior Notes due 2031
Trading Symbol	JCI31
Security Exchange Name	NYSE
Notes 1.000 Percent Due 2032
Document Information [Line Items]
Title of 12(b) Security	1.000% Senior Notes due 2032
Trading Symbol	JCI32
Security Exchange Name	NYSE
Notes 4.900 Percent Due 2032
Document Information [Line Items]
Title of 12(b) Security	4.900% Senior Notes due 2032
Trading Symbol	JCI32A
Security Exchange Name	NYSE
Notes 6.000 Percent Due 2036 [Member]
Document Information [Line Items]
Title of 12(b) Security	6.000% Notes due 2036
Trading Symbol	JCI36A
Security Exchange Name	NYSE
Notes 5.700 Percent Due 2041 [Member]
Document Information [Line Items]
Title of 12(b) Security	5.70% Senior Notes due 2041
Trading Symbol	JCI41B
Security Exchange Name	NYSE
Notes 5.250 Percent Due 2041 [Member]
Document Information [Line Items]
Title of 12(b) Security	5.250% Senior Notes due 2041
Trading Symbol	JCI41C
Security Exchange Name	NYSE
Notes 4.625 Percent due 2044 [Member]
Document Information [Line Items]
Title of 12(b) Security	4.625% Senior Notes due 2044
Trading Symbol	JCI44A
Security Exchange Name	NYSE
Notes 5.125 Percent Due 2045 [Member]
Document Information [Line Items]
Title of 12(b) Security	5.125% Notes due 2045
Trading Symbol	JCI45B
Security Exchange Name	NYSE
Debentures 6.950 Percent Due December 1, 2045 [Member]
Document Information [Line Items]
Title of 12(b) Security	6.950% Debentures due December 1, 2045
Trading Symbol	JCI45A
Security Exchange Name	NYSE
Notes 4.500 Percent Due 2047 [Member]
Document Information [Line Items]
Title of 12(b) Security	4.500% Senior Notes due 2047
Trading Symbol	JCI47
Security Exchange Name	NYSE
Notes 4.950 Percent Due 2064 [Member]
Document Information [Line Items]
Title of 12(b) Security	4.950% Senior Notes due 2064
Trading Symbol	JCI64A
Security Exchange Name	NYSE
Notes 4.250 Percent Due 2035
Document Information [Line Items]
Title of 12(b) Security	4.250% Senior Notes due 2035
Trading Symbol	JCI35
Security Exchange Name	NYSE
Notes 5.500% Senior Notes due 2029
Document Information [Line Items]
Title of 12(b) Security	5.500% Senior Notes due 2029
Trading Symbol	JCI29
Security Exchange Name	NYSE
Notes 3.125% due 2033
Document Information [Line Items]
Title of 12(b) Security	3.125% Senior Notes due 2033
Trading Symbol	JCI33
Security Exchange Name	NYSE